Bank Loans and Other Borrowings	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Bank Loans and Other Borrowings [Abstract]
BANK LOANS AND OTHER BORROWINGS

NOTE 9 — BANK LOANS AND OTHER BORROWINGS

Bank loans and other borrowings are as follows:

	March 31, 2023	September 30, 2023	September 30, 2023	Maturity Date	Interest Rate
	(RMB)	(RMB)	(US$)
		(Unaudited)	(Unaudited)
China Guangfa Bank Co., Ltd. – Shenyang Branch(1)	41,191,031	45,351,601	$6,316,555	2023/12/16 – 2024/3/12	5.66%
Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch(2)	82,964,518	—	—	2023/6/29 – 2023/12/12	5.30%
China CITIC Bank Shenyang Tiexi Branch(4)	23,596,350	36,424,414	5,073,179	2023/10/13 – 2024/5/29	5.00%
China CITIC Bank Shenyang Tiexi Branch(5)	5,000,000	—	—	2023/5/25 – 2023/7/17	3.25%
China CITIC Bank Shenyang Tiexi Branch(6)	—	3,550,600	494,526	2024/5/29	4.75%
China Construction Bank Shenyang Heping Branch(7)	31,330,000	33,160,000	4,618,513	2023/11/21 – 2024/8/31	4.00%
China Construction Bank Shenyang Heping Branch(8)	988,000	1,700,400	236,831	2024/1/12 – 2024/7/19	3.90%
Zhongguancun Technology Leasing Co., Ltd(10)	8,666,664	8,666,664	1,207,090	2025/11/7	5.00%
CITIC Financial Leasing Co., Ltd(11)	—	12,825,276	1,786,300	2026/5/29	4.80%
Minsheng Bank Shenyang Huanghe Street Branch(12)	—	11,286,310	1,571,953	2024/7/7 – 2024/7/19	4.00%
Industrial Bank Shenyang Branch(14)	—	29,776,670	4,147,285	2024/8/15 – 2024/9/17	4.00%
Bank loans due within one year	193,736,563	182,741,935	25,452,232

R-Bridge Healthcare Fund, LP(3)	274,868,000	287,192,000	40,000,000	2026/9/15	4.00%
China Construction Bank Shenyang Heping Branch(9)	4,430,000	14,720,000	2,050,196	2024/9/16 – 2024/12/6	4.00%
Zhongguancun Technology Leasing Co., Ltd(10)	14,492,596	10,111,116	1,408,273	2025/11/7	5.00%
CITIC Financial Leasing Co., Ltd(11)	—	23,993,182	3,341,762	2026/5/29	4.80%
Industrial Bank Shenyang Branch(13)	—	19,993,041	2,784,624	2026/7/31 – 2026/9/3	4.25%
Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch(15)	—	5,955,734	829,512	2024/3/21 – 2025/9/26	4.00%
Long-term bank loans	293,790,596	361,965,073	50,414,367
Total bank loans	487,527,159	544,707,008	$75,866,599

____________

(1)      On September 13, 2021, YS Group entered into a credit facility of RMB100 million with China Guangfa Bank Co., Ltd. Shenyang Branch for three years to finance our working capital requirements. YS Group drew RMB45.4 million from January 13, 2023 to August 24, 2023. As of date of this report, YS Group repaid RMB45.4 million.

(2)      On July 12, 2021, YS Group entered into a credit facility of RMB140 million with Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch for three years to finance its working capital requirements. YS Group drew RMB83.0 million from June 30, 2022 to December 13, 2022. In April, July and September, 2023, YS Group repaid RMB20.9 million, RMB32.4 million and RMB29.7 million, respectively.

(3)      On March 16, 2022, YS Group entered into a facility agreement with R-Bridge Healthcare Fund, LP, as agent, to finance RMB287,192,000 (US$40,000,000) for 54 months. YS Group shall repay the loan in instalments by repaying on each Repayment Date which means the fifth business day after each financial quarter date an amount equal to the relevant percentage of the aggregate outstanding principal amount of the loan as at the end of the Availability Period as set out in the table below:

Repayment Date	Repayment Instalment
April 7, 2025	6,400,000
July 7, 2025	6,400,000
October 7, 2025	6,400,000
January 7, 2026	6,400,000
April 7, 2026	6,400,000
July 7, 2026	8,000,000
Total	40,000,000

Under the terms of the Facility Agreement, YS Group shall ensure:

(a)      at any time on or prior to the date falling 12 months after the utilization date:

(i)      the net sales of the included products in respect of each period of 12 months ending on the last day of each financial year and each period of 12 months ending on the last day of each financial quarter (“Relevant Period”) shall not be less than RMB400,000,000; and

(ii)     the total debt to net sales of the included products for any Relevant Period shall not be more than 1.25:1;

(b)      at any time after the date falling 12 months after the utilization date:

(i)      the net sales of the included products in respect of any annual Relevant Period shall not be less than RMB500,000,000; and

(ii)     the total debt to net sales of the included products for any Relevant Period shall not be more than 1:1;

(c)      the EBITDA margin for any Relevant Period shall not be less than 25%; and

(d)      at any time after the date falling 18 Months after the utilization date, the EBITDA margin for any Relevant Period shall not be less than 20%.

If there is (or it is anticipated that there will be) a breach, YS Group may apply for a waiver of such breach or requirement by the majority lenders. Such breach shall cease to constitute an event of default if the majority lenders agreed to grant such waiver. If not, YS Group shall prepay the loan in whole or in part.

YS Group shall ensure that no other group member will acquire any company, shares, securities, business, assets, or undertaking or make any investment except for that an acquisition the total consideration for which (when aggregated with (A) the total consideration for any other acquisition made in the same financial year, and (B) the aggregate amount of investments in any joint venture made in the same financial year) does not exceed RMB30,000,000 (or its equivalent in another currency or currencies). On December 27, 2023, YS Group received a letter from R-Bridge (the “R-Bridge Letter”), notifying YS Group they have reason to believe YS Group has defaulted under financial covenants and other obligations under the facility agreement, and under the instructions of the lenders to urge YS Group to consider and reach an amicable solution with the lenders, including, without limitation, repaying the Loan in full, as soon as possible. In response to the R-Bridge Letter, YS Group has provided the financial information to R-Bridge at its request and is currently working with the lenders under the facility agreement to negotiate a resolution. If lenders under the facility agreement are not satisfied and insist YS Group has defaulted under the facility agreement, such lenders may declare all or part of the loan, the accrued interest, and all other amounts accrued or outstanding be immediately due and payable. If such lenders demand the prepayment of the loan in its full amount of $40 million, YS Group may be forced to seek additional funding to meet its obligation under the facility agreement, otherwise it may not be able to continue as a going concern.

Under the terms of the Facility Agreement, YS Group and Agent also entered into a Deed, pursuant to which YS Group will pay to Agent, the Royalties on the Products as contingent interest in addition to the payments made to Agent under the Facility Agreement, on the terms and subject to the conditions of the Deed. YS Group is obliged to pay royalties to such agent as contingent interest for the facility based upon YS Group’s annual net sales of rabies vaccines by multiplying the royalty rate ranging from 1.5% to 3.5% by the corresponding amount incremental net sales for that financial year.

YS Group shall pay accrued interest on the Loan on each Payment Date. As of September 30, 2023, YS Group accrued approximately RMB4.4 million (US$0.6 million) of interest.

(4)      On January 13, 2023, YS Group entered into a credit facility of RMB40 million with China CITIC Bank Shenyang Tiexi Branch, due on November 29, 2023, to finance our working capital requirements. YS Group drew RMB36.4 million from January 18, 2023 to July 11, 2023. As of date of this report, YS Group repaid RMB23.6 million.

(5)      On May 6, 2022, China CITIC Bank Shenyang Tiexi Branch issued one letter of credit of RMB5.0 million to YS Group. As of March 31, 2023, YS Group had RMB4.7 million in letters of credit issued, which is due from May to July 2023, YS Group repaid RMB4.7 million.

(6)      From July 17 to July 18, 2023, YS Group borrowed RMB3,550,600 from China CITIC Bank Shenyang Tiexi Branch.

(7)      From November 22, 2022 to September 1, 2023, YS Group borrowed RMB33.2 million in total from China Construction Bank Shenyang Heping Branch for one year. As of date of this report, YS Group repaid RMB8.9 million.

(8)      On January 16, 2023, YS Group borrowed RMB988,000 from China Construction Bank Shenyang Heping Branch for one year. In December 2023, YS Group repaid RMB988,000 in advance. On July 20, 2023, YS Group borrowed RMB712,400 with interest at 3.90% for one year. The loan is due on July 19, 2024.

(9)      From March 17 to June 7 2023, YS Group borrowed RMB14.7 million from China Construction Bank Shenyang Heping Branch for 18 months.

(10)    On November 8, 2022, YS Group borrowed RMB26.0 million from Zhongguancun Technology Leasing Co., Ltd for 36 months. YS Group shall repay RMB722,222 monthly from December 15, 2022 to October 15, 2025 and pay the last repayment of RMB722,230 on November 7, 2025. YS Group repaid RMB7.2 million from December 2022 to September 2023. The balance of RMB18.8 million is outstanding, of which RMB8.7 million is due within one year. As of date of this report, YS Group repaid RMB2.9 million.

(11)    On May 29, 2023, YS Group borrowed RMB40.0 million from CITIC Financial Leasing Co., Ltd. On August 15, 2023, we repaid RMB3.2 million. The balance of RMB36.8 million is outstanding, of which RMB12.8 million is due within one year. As of date of this report, YS Group repaid RMB3.2 million.

(12)    From July 7 to July 19, 2023, YS Group borrowed RMB11.3 million from Minsheng Bank Shenyang Huanghe Street Branch for one year.

(13)    On August 14 and September 14, 2023, YS Group borrowed RMB4.0 million and RMB16.0 million from Industrial Bank Shenyang Branch for approximately three years.

(14)    From August 16 to September 18, 2023, YS Group borrowed RMB29.8 million from Industrial Bank Shenyang Branch for one year.

(15)    On September 27, 2023, YS Group borrowed RMB6.0 million from Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch.

YS Group recorded RMB14.9 million and RMB15.2 million of interest expense for the six months ended September 30 2023 and 2022, respectively.

NOTE 9 — BANK LOANS AND OTHER BORROWINGS

	As of March 31,			Maturity Date	Interest Rate
	2022	2023	2023
	(RMB)	(RMB)	(US$)
China Guangfa Bank Co., Ltd. – Shenyang Branch(1)	46,456,142	41,191,031	$5,994,300	2023/10/13 – 2023/12/16	5.66%
Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch(2)	64,647,870	82,964,518	12,073,361	2023/6/29 – 2023/12/12	5.30%
Citi Bank(3)	234,743	—	—	2022/5/1	1.00%
R-Bridge Healthcare Fund, LP(4)	394,999	—	—	2026/9/15	4.00%
China CITIC Bank Shenyang Tiexi Branch(5)	—	23,596,350	3,433,845	2023/10/13 – 2023/11/9	5.00%
China CITIC Bank Shenyang Tiexi Branch(6)	—	5,000,000	727,622	2023/5/25 – 2023/7/17	3.25%
China Construction Bank Shenyang Heping Branch(7)	—	31,330,000	4,559,279	2023/9/8 – 2023/11/24	4.00%
China Construction Bank Shenyang Heping Branch(8)	—	988,000	143,778	2024/1/12	3.90%
Zhongguancun Technology Leasing Co., Ltd(10)	—	8,666,664	1,261,212	2025/11/7	5.00%
Bank loans due within one year	111,733,754	193,736,563	$28,193,397

R-Bridge Healthcare Fund, LP(4)	253,928,000	274,868,000	40,000,000	2026/9/15	4.00%
China Construction Bank Shenyang Heping Branch(9)	—	4,430,000	644,673	2024/9/16	4.00%
Zhongguancun Technology Leasing Co., Ltd(10)		14,492,596	2,109,026	2025/11/7	5.00%
Long-term bank loans	253,928,000	293,790,596	$42,753,699
Total bank loans	365,661,754	487,527,159	$70,947,096

(1)      On September 13, 2021, YS Group entered into a credit facility of RMB100 million with China Guangfa Bank Co., Ltd. Shenyang Branch for three years to finance its working capital requirements. YS Group drew RMB41.2 million in total from October 14 2022 to January 13, 2023 with interest at 5.66%, which is due from October 13, 2023 to December 16, 2023. In June, 2023, YS Group repaid RMB31.7 million in advance.

(2)      On July 12, 2021, YS Group entered into a credit facility of RMB140 million with Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch for three years to finance its working capital requirements. YS Group drew down RMB83.0 million from June 30, 2022 to December 13, 2022 with interest at 5.30%, which is due from June 29, 2023 to December 12, 2023. In April and July, 2023, YS Group repaid RMB20.9 million and RMB32.4 million in advance, respectively.

(3)      On May 2, 2020, YS Group borrowed RMB1,103,609 (US$166,400) with interest at 1.00% from Citi Bank. The loan was due on May 1, 2022. Before March 31, 2022, YS Group repaid approximately RMB869,000 (US$129,422). As of March 31, 2022, the balance of approximately RMB235,000 (US$36,978) was outstanding, which amount was repaid in full in May, 2022.

(4)      On March 16, 2022, YS Group entered into a facility agreement with R-Bridge Healthcare Fund, LP, as agent, to finance RMB274,868,000 (US$40,000,000) for 54 months with interest at 4.00%. YS Group shall repay the loan in instalments by repaying on each Repayment Date which means the fifth business day after each financial quarter date an amount equal to the relevant percentage of the aggregate outstanding principal amount of the loan as at the end of the Availability Period as set out in the table below:

Repayment Date	Repayment Instalment
April 7, 2025	6,400,000
July 7, 2025	6,400,000
October 7, 2025	6,400,000
January 7, 2026	6,400,000
April 7, 2026	6,400,000
July 7, 2026	8,000,000
Total	40,000,000

          Under the terms of the Facility Agreement, YS Group and Agent are also entering into a Deed, pursuant to which YS Group will pay to Agent, the Royalties on the Products as contingent interest in addition to the payments made to Agent under the Facility Agreement, on the terms and subject to the conditions of the Deed. YS Group is obliged to pay royalties to such agent as contingent interest for the facility based upon YS Group’s annual net sales of rabies vaccines by multiplying the royalty rate ranging from 1.5% to 3.5% by the corresponding amount incremental net sales for that financial year.

          YS Group shall pay accrued interest on the Loan on each Payment Date. As of March 31, 2023, YS Group accrued approximately RMB23.4 million (US$3.4 million) of interest.

(5)      On January 13, 2023, YS Group entered into a credit facility of RMB40 million with China CITIC Bank Shenyang Tiexi Branch, due on November 29, 2023, to finance its working capital requirements. YS Group drew RMB23.6 million from January 18, 2023 to February 17, 2023 with interest at 5.00%, which is due from October 13, 2023 to November 9, 2023.

(6)      On May 6, 2022, China CITIC Bank Shenyang Tiexi Branch issued one letter of credit of RMB5.0 million to YS Group with interest at 3.25%. As of March 31, 2023, YS Group had RMB4.7 million in letters of credit issued, which is due from May 19, 2023 to July 17, 2023. From May to July 2023, YS Group repaid RMB4.7 million.

(7)      From September 9, 2022 to November 25, 2022, YS Group borrowed RMB31.3 million in total with interest at 4.00% from China Construction Bank Shenyang Heping Branch for one year. The loan will be due from September 8, 2023 to November 24, 2023. On June 5, 2023, YS Group repaid RMB9.7 million in advance.

(8)      On January 16, 2023, YS Group borrowed RMB988,000 with interest at 3.90% from China Construction Bank Shenyang Heping Branch for one year. The loan will be due on January 12, 2024.

(9)      On March 17, 2023, YS Group borrowed RMB4.4 million with interest at 4.00% from China Construction Bank Shenyang Heping Branch for 18 months. The loan will be due on September 16, 2024.

(10)    On November 8, 2022, YS Group borrowed RMB26.0 million with interest at 5.00% from Zhongguancun Technology Leasing Co., Ltd for 36 months. YS Group shall repay RMB722,222 monthly from December 15, 2022 to October 15, 2025 and pay the last repayment of RMB722,230 on November 7, 2025. YS Group repaid RMB2.9 million from December 2022 to March 2023. The balance of RMB23.1 million is outstanding, of which RMB8.6 million is due within one year. From April 13 to July 17, YS Group repaid RMB2.9 million according to the arrangement.

YS Group recorded RMB32.0 million, RMB2.8 million and RMB5.8 million of interest expense for the years ended March 31, 2023, 2022 and 2021, respectively.